Investments Accounted for Using the Equity Method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Sales	€ 26	€ 31	€ 70
Royalties and other income	33	26	66
Accounts receivable and other receivables	110	66	116
Purchases and other expenses (including research expenses)	167	124	178
Accounts payable and other payables	€ 89	€ 17	€ 28